Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-11-09
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	We adopted a Clawback Policy on November 9, 2023, as an additional safeguard to mitigate compensation risks. The Clawback Policy is incorporated by reference as Exhibit 97.1 to our 2025 Annual Report.